Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill
Goodwill, acquired during period	¥ 6,576			¥ 11,478
Impairment	(799)	$ (109)	¥ (3,143)	0
Goodwill	32,251		25,723	25,723
Disposal of a subsidiary	(48)			(788)
Accumulated impairment losses	(6,542)		(5,743)	(2,600)
Goodwill, ending balance	25,709	$ 3,522	19,980	23,123
JD Retail
Goodwill
Goodwill, acquired during period	6,576			1,399
Impairment	(799)
Goodwill	17,946		11,418	11,418
Disposal of a subsidiary	(48)			(788)
Accumulated impairment losses	(806)		(7)	(7)
Goodwill, ending balance	17,140		11,411	11,411
JD Logistics
Goodwill
Goodwill, acquired during period				5,350
Goodwill	6,983		6,983	6,983
Goodwill, ending balance	6,983		6,983	6,983
New Businesses
Goodwill
Goodwill, acquired during period				4,729
Impairment			(3,143)
Goodwill	7,322		7,322	7,322
Accumulated impairment losses	(5,736)		(5,736)	(2,593)
Goodwill, ending balance	¥ 1,586		¥ 1,586	¥ 4,729